Derivatives - Summary of Derivative Contracts Maturity (Parenthetical) (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
London Interbank Offered Rate LIBOR [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Financial Asset	R$ 289,252	R$ 353,672